Accounts Receivable and Other Current Assets - Schedule of Accounts Receivable and Other Current Assets (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Trade accounts receivable	CAD 507	CAD 517
Unbilled accounts receivable	551	404
Allowance for doubtful accounts	(33)	(66)
Income tax receivable	26	0
Assets held for sale	0	38
Other	76	71
Accounts receivable and other current assets	CAD 1,127	CAD 964